Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Share-based payments
Schedule of expense recognized for employee services received

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Expense arising from equity-settled share-based payment transactions	11,661	18,214	14,210

Stock Option Plan
Share-based payments
Schedule of the number and weighted average exercise prices ("WAEP") of, and movements in, share options during the year

	2018	2018		2017	2017		2016	2016
	Number	WAEP		Number	WAEP		Number*	WAEP*
Outstanding at January 1	52,881,278	US$	0.83	72,482,764	US$	0.82	100,295,578	US$	0.82
Granted during the period	19,344,334	US$	1.33	6,071,477	US$	1.14	2,076,652	US$	0.92
Forfeited and expired during the period	(8,879,102)	US$	1.13	(3,842,461)	US$	1.33	(6,430,431)	US$	1.16
Exercised during the period	(11,738,316)	US$	0.68	(21,830,502)	US$	0.78	(23,459,035)	US$	0.75
Outstanding at December 31	51,608,194	US$	1.00	52,881,278	US$	0.83	72,482,764	US$	0.82
Exercisable at December 31	25,796,944	US$	0.79	39,511,002	US$	0.78	50,708,535	US$	0.77

Schedule of the inputs to the Black Scholes Option Pricing models used for share options granted

	2018	2017	2016
Dividend yield (%)	—	—	—
Expected volatility	40.16%	42.80%	44.80%
Risk-free interest rate	2.84%	1.84%	1.39%
Expected life of share options	5 years	6 years	6 years

RSUs
Share-based payments
Schedule of the number and weighted average fair value ("WAFV") of, and movements in, RSUs during the year

	2018	2018		2017	2017		2016	2016
	Number	WAFV		Number	WAFV		Number*	WAFV*
Outstanding at January 1	28,701,097	US$	1.05	26,489,152	US$	0.98	30,451,268	US$	0.99
Granted during the period	8,068,466	US$	1.27	14,055,477	US$	1.11	8,738,247	US$	0.86
Forfeited during the period	(4,582,729)	US$	1.07	(950,412)	US$	1.04	(1,124,847)	US$	0.98
Exercised during the period	(12,333,620)	US$	1.03	(10,893,120)	US$	0.97	(11,575,516)	US$	0.91
Outstanding at December 31	19,853,214	US$	1.12	28,701,097	US$	1.05	26,489,152	US$	0.98

Schedule of the inputs to the models used for the plans

	2018	2017	2016
Dividend yield (%)	—	—	—
Expected volatility	39.77%	39.45%	39.66%
Risk-free interest rate	2.54%	1.24%	0.9%
Expected life of share options	2 years	2 years	2 years

Subsidiary Plan
Share-based payments
Schedule of the inputs to the Black Scholes Option Pricing models used for share options granted

	2018	2017	2016
Dividend yield (%)	—	—	—
Expected volatility	53.0%	32.0%	41.5%
Risk-free interest rate	2.70%	1.90%	2.10%
Expected life of share options	6 years	6 years	3 years

Schedule of the number and weighted average fair value ("WAFV") of, and movements in, RSUs during the year

	2018	2018		2017	2017		2016	2016
	Number	WAEP		Number	WAEP		Number	WAEP
Outstanding at January 1	14,918,802	US$	0.20	14,598,750	US$	0.19	7,000,000	US$	0.06
Granted during the year	7,349,500	US$	0.36	1,598,750	US$	0.31	7,698,750	US$	0.31
Forfeited and expired during the period	(2,029,167)	US$	0.29	(934,948)	US$	0.05	(100,000)	US$	0.05
Exercised during the year	(192,500)	US$	0.36	(343,750)	US$	0.25	—		—
Outstanding at December 31	20,046,635	US$	0.25	14,918,802	US$	0.20	14,598,750	US$	0.19
Exercisable at December 31	10,333,724	US$	0.17	7,079,401	US$	0.15	3,297,135	US$	0.07